                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: September 30, 2003

Check here if Amendment   [ ]; Amendment Number:_________
This Amendment:           [ ] is a restatement
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Taconic Capital Advisors LLC
Address:    450 Park Avenue, 8th Floor
            New York, NY  10022

Form 13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein              New York, NY              November 12, 2003
----------------------              ------------              ------------------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                          ------------------

Form 13F Information Table Entry Total:             97
                                          ------------------

Form 13F Information Table Value Total:           494,567
                                          ------------------

                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE



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                           FORM 13F INFORMATION TABLE


                          TITLE OF                 VALUE      SHRS OR    SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER          CLASS       CUSIP    (x$1000)     PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE   SHRD    NONE
    --------------          -----       -----    --------     -------    ---   ----  ----------  --------   ----   ----    ----
Advancepcs                 Common     00790K109      6,704     147,125  SH              Sole               147,125
Aether Sys 6.00% Due
3/22/2005                Note 6% 3/2  00808VAA3      7,205   7,389,769  PRN             Sole                              7,389,769
Amerisource Bergen Corp    Common     03073E105     17,138     317,072  SH              Sole               317,072
Amgen Inc                  Common     031162100      8,107     125,556  SH              Sole               125,556
Anadarko Pete Corp         Common     032511107      3,392      81,229  SH              Sole                81,229
AOL Time Warner            Common     00184A105      1,335      88,350  SH              Sole                88,350
ArvinMeritor Inc           Common     043353101        445      25,000  SH              Sole                25,000
Aurora Foods Inc           Common     05164B106         19     176,581  SH              Sole               176,581
BankNorth Group Inc        Common     06646R107      7,640     270,737  SH              Sole               270,737
Barrick Gold Corp          Common     067901108     15,551     825,842  SH              Sole               825,842
Bayview Cap Corp Del       Common     07262L101      3,444     567,412  SH              Sole               567,412
Bowater Inc                Common     102183100      4,455     105,931  SH              Sole               105,931
Cardinal Health            Common     14149Y108     15,882     272,001  SH              Sole               272,001
Career Education Corp      Common     141665109      1,328      29,324  SH              Sole                29,324
Carnival Corp              Common     143658300        684      20,794  SH              Sole                20,794
Cephalon                   Common     156708109      2,591      56,459  SH              Sole                56,459
Citigroup Inc              Common     172967101     15,526     341,146  SH              Sole               341,146
CKE Restaurants Nts
4.25% Due 3/15/04        Note 4.25%   12561EAB1     10,427  10,362,252  PRN             Sole                             10,362,252
Collins & Aikman Corp      Common     194830204        507     149,863  SH              Sole               149,863
Comcast Corp               Common     20030N101      5,333     172,709  SH              Sole               172,709
Conagra Foods              Common     205887102      1,440      67,800  SH              Sole                67,800
Concord EFS Inc            Common     206197105      1,248      91,295  SH              Sole                91,295
ConocoPhillips             Common     20825C104      4,786      87,420  SH              Sole                87,420
Cosine Communications      Common     221222607        291      48,016  SH              Sole                48,016
Dean Foods                 Common     242370104     10,965     353,358  SH              Sole               353,358
Devon Energy               Common     25179M103      1,993      41,358  SH              Sole                41,358
Dow Chemical               Common     260543103      4,826     148,308  SH              Sole               148,308
Dreyers Grand Ice Cream    Common     261877104     11,325     145,635  SH              Sole               145,635
Encana                     Common     292505104      6,073     166,939  SH              Sole               166,939
Fair Issac & Co.           Common     303250104     11,521     195,398  SH              Sole               195,398
Fifth Third Bancorp        Common     316773100      8,751     157,560  SH              Sole               157,560
Fleet Boston Financial
Corp                       Common     339030108      2,888      95,791  SH              Sole                95,791

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
Forest Oil Corp            Common     346091705        448      18,704  SH              Sole                18,704
Freeport-McMoran           Common     35671D857     16,090     486,095  SH              Sole               486,095
Georgia Pacific Corp       Common     373298108      1,464      60,399  SH              Sole                60,399
Gucci Grp NY               Common     401566104     11,060     131,201  SH              Sole               131,201
Hercules Inc               Common     427056106      4,415     389,647  SH              Sole               389,647
Hewlett Packard            Common     428236103     14,698     759,198  SH              Sole               759,198
Holly Corp                 Common     435758305      3,732     150,607  SH              Sole               150,607
HSBC Holdings PLC          Common     404280406     10,613     160,799  SH              Sole               160,799
Intersil Corp              Class A    46069S109        778      32,707  SH              Sole                32,707
Inv Group                  Common     46152H101      1,421      68,158  SH              Sole                68,158
JP Morgan Chase            Common     46625H100      8,049     234,450  SH              Sole               234,450
Johnson and Johnson        Common     478160104     13,028     263,085  SH              Sole               263,085
Laboratory Corp of
America                    Common     50540R409        250       8,696  SH              Sole                 8,696
Macromedia                 Common     556100105      1,205      49,258  SH              Sole                49,258
Maxim Integrated
Products                   Common     57772K101      3,161      80,261  SH              Sole                80,261
Medimmune Inc              Common     584699102      2,359      71,456  SH              Sole                71,456
Merck & Co.                Common     589331107      1,310      25,871  SH              Sole                25,871
Meristar Hospitality
Corp                       Common     58984Y103        301      42,526  SH              Sole                42,526
Metro-Goldwyn-Mayer Inc    Common     591610100        902      58,770  SH              Sole                58,770
Milacron Inc               Common     598709103        271     117,800  SH              Sole               117,800
MKS Instruments            Common     55306N104        746      34,442  SH              Sole                34,442
Monsanto Company           Common     61166W101      1,692      70,664  SH              Sole                70,664
Network Associates Inc     Common     640938106        658      47,821  SH              Sole                47,821
Newmont Mining Corp        Common     651639106      6,119     156,529  SH              Sole               156,529
Northrop Grumman Corp      Common     666807102      1,857      21,536  SH              Sole                21,536
Northwest Airlines Corp    Common     667280101        570      58,770  SH              Sole                58,770
Novellus Systems Inc       Common     670008101      2,432      72,065  SH              Sole                72,065
OfficeMax Inc              Common     67622M108      6,085     649,451  SH              Sole               649,451
Pegasus                    Common     705904605        352      23,639  SH              Sole                23,639
PeopleSoft Inc             Common     712713106      5,348     293,989  SH              Sole               293,989
Pfizer Inc                 Common     717081103     18,993     625,188  SH              Sole               625,188
Plum Creek Timber          Common     729251108      3,140     123,433  SH              Sole               123,433
Premiere Technologies    Note 5.75%   74058FAC6      4,302   4,275,754  PRN             Sole                              4,275,754
                            7/04
Pride International        Common     74153Q102      6,538     385,748  SH              Sole               385,748
Progress Energy            Common     743263105        692      15,574  SH              Sole                15,574
Radian Group               Common     750236101      7,326     165,000  SH              Sole               165,000
Redback Networks         Note 5.000%  757209AB7      2,748   6,871,190  PRN             Sole                              6,871,190
                            4/07
Roadway Corporation        Common     769742107      5,390     110,523  SH              Sole               110,523
SFE 5 6/15/2006         SB NT CV 5%06 786449AE8     11,545  12,828,239  PRN             Sole                             12,828,239
Smucker J.M.               Common     832696405      5,391     127,864  SH              Sole               127,864

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
Smurfit Stone Container    Common     832727101        545      36,495  SH              Sole                36,495
SPX Corp                   Common     784635104      7,160     158,126  SH              Sole               158,126
Sun Life Financial
Services                   Common     866796105      2,468     113,973  SH              Sole               113,973
Sybase                     Common     871130100        928      54,563  SH              Sole                54,563
Symantec                   Common     871503108      7,476     118,302  SH              Sole               118,302
Symmetricom                Common     871543104        235      37,181  SH              Sole                37,181
Taubman Centers Inc        Common     876664103     10,340     527,526  SH              Sole               527,526
Tellium Inc                Common     87967E107        207     146,926  SH              Sole               146,926
The Mony Group Inc.        Common     615337102      4,226     129,816  SH              Sole               129,816
Thoratec                   Common     885175307      3,231     190,174  SH              Sole               190,174
Turnstone Sys              Common     900423104      4,554   1,586,796  SH              Sole              1,586,796
Tyson Foods Inc            Class A    902494103      1,502     106,333  SH              Sole               106,333
UAL Corp                 Common Par   902549500        942     884,916  SH              Sole               884,916
                            $0.01
UBS AG Reg                Namen Akt   H8920M855      5,748     102,231  SH              Sole               102,231
United Parcel              Common     911312106      1,602      25,117  SH              Sole                25,117
Unocal Corp                Common     915289102      1,115      35,359  SH              Sole                35,359
US Bancorp                 Common     902973304     10,866     452,948  SH              Sole               452,948
USG Corp                   Common     903293405      1,084      62,869  SH              Sole                62,869
Valero Energy              Common     91913Y100     16,453     429,907  SH              Sole               429,907
Veritas Software           Common     923436109      2,678      85,286  SH              Sole                85,286
Viacom                     Class B    925524308      9,972     260,367  SH              Sole               260,367
Wells Fargo                Common     949746101      8,420     163,487  SH              Sole               163,487
WR Grace & Co              Common     38388F108        741     239,007  SH              Sole               239,007
Yahoo Inc                  Common     984332106      4,878     137,838  SH              Sole               137,838
Zimmer Holdings            Common     98956P102      5,897     107,056  SH              Sole               107,056

TOTAL VALUE                                        494,567